SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Balance at beginning of period	$ 439,526	$ 420,603
Acquisitions		17,334
Improvements	1,988	2,289
Dispositions	(696)	(700)
Impairments	(18,561)
Balance at close of period	422,257	439,526
Intangible assets	10,187	10,106
Construction in progress	$ 273	$ 1,206